OTHER LIABILITIES (Tables)	9 Months Ended
Sep. 30, 2026
Miscellaneous non-current liabilities [abstract]
Schedule of Other Liabilities

	September 30,	December 31,
As at	2026	2025
Renewable Volume Obligation, Net (1)	711	235
Pension and Other Post-Employment Benefit Plan	299	260
Employee Long-Term Incentives	322	169
Provisions for Onerous and Unfavourable Contracts	64	83
Other	156	142
	1,552	889
(1)The gross amounts of the renewable volume obligation and renewable identification numbers (“RINs”) asset were $1.3 billion and $631 million, respectively (December 31, 2025 – $853 million and $618 million, respectively).